STOCK-BASED COMPENSATION	12 Months Ended
Oct. 26, 2014
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Note L

Stock-Based Compensation

The Company issues stock options and nonvested shares as part of its stock incentive plans for employees and non-employee directors. The Company’s policy is to grant options with the exercise price equal to the market price of the common stock on the date of grant. Options typically vest over periods ranging from six months to four years and expire ten years after the date of the grant. The Company recognizes stock- based compensation expense ratably over the shorter of the requisite service period or vesting period. The fair value of stock-based compensation granted to retirement-eligible individuals is expensed at the time of grant.

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 26, 2014, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 27, 2013	18,466	$ 22.09
Granted	1,400	45.43
Exercised	2,447	17.45
Forfeited	17	32.40
Outstanding at October 26, 2014	17,402	$ 24.61	5.3 yrs	$ 486,023
Exercisable at October 26, 2014	12,444	$ 20.76	4.3 yrs	$ 395,462

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Weighted-average grant date fair value	$ 9.70	$ 5.50	$ 5.64
Intrinsic value of exercised options	$ 74,972	$ 77,610	$ 30,210

The fair value of each option award is calculated on the date of grant using the Black-Scholes valuation model utilizing the following weighted-average assumptions:

	Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Risk-free interest rate	2.5%	1.4%	1.8%
Dividend yield	1.8%	2.1%	2.0%
Stock price volatility	20.0%	20.0%	21.0%
Expected option life	8 years	8 years	8 years

As part of the annual valuation process, the Company reassesses the appropriateness of the inputs used in the valuation models. The Company establishes the risk-free interest rate using stripped U.S. Treasury yields as of the grant date where the remaining term is approximately the expected life of the option. The dividend yield is set based on the dividend rate approved by the Company’s Board of Directors and the stock price on the grant date. The expected volatility assumption is set based primarily on historical volatility. As a reasonableness test, implied volatility from exchange traded options is also examined to validate the volatility range obtained from the historical analysis. The expected life assumption is set based on an analysis of past exercise behavior by option holders. In performing the valuations for option grants, the Company has not stratified option holders as exercise behavior has historically been consistent across all employee and non-employee director groups.

The Company’s nonvested shares granted on or before September 26, 2010, vest after five years or upon retirement. Nonvested shares granted between September 27, 2010, and July 27, 2014, vest after one year. Nonvested shares granted on or after July 28, 2014, vest on the earlier of the day before the Company’s next annual meeting date or one year. A reconciliation of the nonvested shares (in thousands) as of October 26, 2014, and changes during the fiscal year then ended, is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 27, 2013	112	$ 24.77
Granted	40	44.12
Vested	77	27.14
Forfeited	5	19.56
Nonvested at October 26, 2014	70	$ 33.58

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of nonvested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

Fiscal Year Ended
	October 26,	October 27,	October 28,
	2014	2013	2012
Weighted-average grant date fair value	$ 44.12	$ 35.42	$ 28.98
Fair value of nonvested shares granted	$ 1,760	$ 1,600	$ 1,369
Fair value of shares vested	$ 2,085	$ 1,824	$ 2,476

Stock-based compensation expense, along with the related income tax benefit, for each of the past three fiscal years is presented in the table below:

	Fiscal Year Ended
	October 26,	October 27,	October 28,
(in thousands)	2014	2013	2012
Stock-based compensation expense recognized	$ 14,393	$ 17,596	$ 16,710
Income tax benefit recognized	(5,469)	(6,655)	(6,334)
After-tax stock-based compensation expense	$ 8,924	$ 10,941	$ 10,376

At October 26, 2014, there was $8.2 million of total unrecognized compensation expense from stock-based compensation arrangements granted under the plans. This compensation is expected to be recognized over a weighted-average period of approximately 2.5 years. During fiscal years 2014, 2013, and 2012, cash received from stock option exercises was $10.5 million, $30.2 million, and $14.7 million, respectively. The total tax benefit to be realized for tax deductions from these option exercises was $28.4 million, $29.4 million, and $11.4 million, respectively.

Shares issued for option exercises and nonvested shares may be either authorized but unissued shares, or shares of treasury stock acquired in the open market or otherwise. The number of shares available for future grants was 26.6 million at October 26, 2014, 27.9 million at October 27, 2013, and 30.0 million at October 28, 2012.